Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.78%
FHLMC	2.00%	10-1-2051	$41,912,707	$33,761,212
FHLMC	2.00	1-1-2052	37,677,246	30,311,324
FHLMC	2.50	8-1-2037	4,961,869	4,572,122
FHLMC	2.50	9-1-2050	9,610,432	8,060,770
FHLMC	2.50	4-1-2051	23,374,529	19,600,816
FHLMC	2.50	6-1-2051	107,236,501	89,937,012
FHLMC	2.50	11-1-2051	9,287,922	7,883,139
FHLMC	2.50	12-1-2050	26,367,321	22,213,118
FHLMC	3.00	9-1-2034	258,346	245,394
FHLMC	3.00	6-1-2050	492,006	437,544
FHLMC	3.00	7-1-2050	1,447,479	1,287,164
FHLMC	3.00	8-1-2050	1,981,478	1,757,435
FHLMC	3.00	11-1-2050	25,814,644	22,761,893
FHLMC	3.00	3-1-2052	239,453	210,452
FHLMC	3.00	5-1-2052	19,373,198	16,921,911
FHLMC	3.00	6-1-2053	16,772,532	14,701,129
FHLMC	3.00	6-1-2052	489,558	427,420
FHLMC	3.50	12-1-2045	861,777	795,316
FHLMC	3.50	5-1-2052	96,523	87,544
FHLMC	3.50	12-1-2052	7,889,611	7,154,865
FHLMC	3.50	2-1-2053	16,390,434	14,872,116
FHLMC	3.50	4-1-2053	7,945,436	7,206,459
FHLMC	4.00	6-1-2037	2,473,005	2,403,361
FHLMC	4.00	4-1-2038	15,169,422	14,741,036
FHLMC	4.00	6-1-2044	536,209	510,693
FHLMC	4.00	5-1-2049	914,332	866,094
FHLMC	4.00	6-1-2052	5,401,106	5,061,779
FHLMC	4.00	8-1-2052	7,510,883	7,031,143
FHLMC	4.00	5-1-2054	13,728,370	12,842,856
FHLMC	4.50	10-1-2054	16,325,998	15,681,058
FHLMC	4.50	5-1-2053	13,001,389	12,487,787
FHLMC	4.50	6-1-2053	15,154,837	14,559,647
FHLMC	5.00	6-1-2036	68,771	69,424
FHLMC	5.00	8-1-2040	66,147	67,049
FHLMC	5.00	7-1-2052	20,234,897	19,910,569
FHLMC	5.00	11-1-2052	17,122,671	16,848,740
FHLMC	5.00	5-1-2053	13,181,407	12,973,644
FHLMC	5.00	12-1-2053	12,069,680	11,869,603
FHLMC	5.50	8-1-2038	17,941	18,255
FHLMC	5.50	12-1-2038	143,973	146,527
FHLMC	5.50	6-1-2040	253,458	257,295
FHLMC	5.50	11-1-2052	103,818	103,726
FHLMC	5.50	3-1-2053	72,124,393	72,173,699
FHLMC	5.50	9-1-2053	21,149,215	21,224,450
FHLMC	5.50	1-1-2054	63,247,814	63,188,502
FHLMC	6.00	9-1-2054	15,435,503	15,619,691
FHLMC	6.00	5-1-2054	36,572,220	37,009,692
FHLMC	8.00	2-1-2030	39	40
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50%	2-25-2042	$777,241	$820,136
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.89	7-25-2043	24,063	23,105
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.96	10-25-2043	106,023	93,436
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	102,702	90,756
FHLMC (RFUCCT1Y+1.33%)±	5.62	1-1-2036	3,794	3,823
FNMA	2.00	5-1-2051	72,508,312	58,321,654
FNMA	2.00	8-1-2051	10,946,736	8,826,406
FNMA	2.00	10-1-2051	124,188,501	99,965,206
FNMA	2.00	12-1-2051	9,852,318	7,914,815
FNMA	2.00	1-1-2052	23,609,944	18,953,749
FNMA	2.00	2-1-2052	33,099,209	26,662,466
FNMA%%	2.00	12-13-2053	30,510,000	24,436,456
FNMA	2.50	5-1-2037	19,752,181	18,185,383
FNMA	2.50	12-1-2050	18,320,614	15,408,407
FNMA	2.50	7-1-2051	15,300,653	12,814,542
FNMA	2.50	10-1-2051	55,196,607	46,226,742
FNMA	2.50	12-1-2051	34,630,391	29,041,958
FNMA	2.50	1-1-2052	10,078,833	8,465,867
FNMA	2.50	2-1-2052	16,454,457	13,795,906
FNMA%%	2.50	12-12-2054	29,160,000	24,400,180
FNMA	2.50	5-1-2051	30,928,907	25,931,323
FNMA	3.00	11-1-2045	478,236	426,740
FNMA	3.00	12-1-2045	1,223,609	1,092,610
FNMA	3.00	12-1-2046	642,129	569,430
FNMA	3.00	8-1-2050	1,714,628	1,515,215
FNMA	3.00	10-1-2051	21,723,853	19,198,023
FNMA	3.00	11-1-2051	34,841,099	30,653,299
FNMA	3.00	1-1-2052	7,818,592	6,819,025
FNMA	3.00	2-1-2052	7,357,821	6,478,509
FNMA	3.00	8-1-2052	22,400,817	19,559,813
FNMA	3.00	6-1-2052	20,069,564	17,580,640
FNMA	3.48	3-1-2029	908,306	873,838
FNMA	3.50	12-1-2037	14,732,717	14,110,797
FNMA%%	3.50	12-17-2039	13,215,000	12,657,174
FNMA	3.50	10-1-2043	458,622	424,989
FNMA	3.50	4-1-2045	68,621	63,420
FNMA	3.50	8-1-2045	1,051,131	969,184
FNMA	3.50	3-1-2048	2,213,352	2,037,491
FNMA	3.50	5-1-2052	10,058,307	9,127,559
FNMA	3.50	6-1-2052	70,020,646	63,570,430
FNMA%%	3.50	12-12-2054	18,335,000	16,618,447
FNMA	3.50	8-1-2052	14,871,601	13,486,659
FNMA	3.62	3-1-2029	426,216	412,136
FNMA	4.00	8-1-2037	5,273,628	5,131,341
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	9-1-2037	$4,631,004	$4,506,059
FNMA	4.00	1-1-2038	4,629,755	4,502,091
FNMA	4.00	11-1-2039	7,794,229	7,573,908
FNMA	4.00	2-1-2046	127,767	121,556
FNMA	4.00	4-1-2046	703,454	669,475
FNMA	4.00	6-1-2048	748,017	709,081
FNMA	4.00	2-1-2050	995,678	942,661
FNMA	4.00	10-1-2052	48,969,022	45,847,861
FNMA	4.00	6-1-2053	25,064,667	23,483,450
FNMA	4.00	9-1-2053	12,574,276	11,763,441
FNMA	4.50	11-1-2048	697,589	677,840
FNMA	4.50	6-1-2052	40,140,129	38,604,207
FNMA	4.50	9-1-2052	44,517,445	42,837,038
FNMA	4.50	11-1-2052	17,291,381	16,628,295
FNMA	4.50	4-1-2053	32,262,179	31,026,718
FNMA%%	4.50	12-12-2054	9,150,000	8,785,585
FNMA	4.50	7-1-2052	257,697	247,837
FNMA	5.00	2-1-2036	7,837	7,898
FNMA	5.00	6-1-2040	22,925	23,209
FNMA	5.00	8-1-2040	499,849	502,871
FNMA	5.00	3-1-2053	6,532,225	6,429,770
FNMA	5.00	11-1-2054	31,404,130	30,822,881
FNMA%%	5.00	12-12-2054	22,355,000	21,934,483
FNMA	5.50	8-1-2034	29,657	30,212
FNMA	5.50	2-1-2035	8,727	8,905
FNMA	5.50	8-1-2038	196,376	199,958
FNMA	5.50	2-1-2053	40,278,740	40,321,223
FNMA	5.50	6-1-2053	12,611,603	12,679,860
FNMA	5.50	1-1-2054	15,671,885	15,657,188
FNMA%%	5.50	12-15-2054	21,905,000	21,878,114
FNMA	6.00	10-1-2037	188,594	196,720
FNMA	6.00	11-1-2037	9,725	10,120
FNMA	6.00	6-1-2054	15,862,814	16,057,717
FNMA	6.50	7-1-2036	9,498	9,904
FNMA	6.50	11-1-2036	1,079	1,115
FNMA	7.00	7-1-2036	4,549	4,710
FNMA	7.00	11-1-2037	2,581	2,624
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.77	11-1-2038	8,771	9,092
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.00	8-1-2036	169,140	175,400
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	137,807	141,984
FNMA (RFUCCT1Y+1.61%)±	7.33	3-1-2046	126,998	129,979
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	5,316	5,376
FNMA (RFUCCT1Y+1.81%)±	7.59	8-1-2036	13,132	13,510
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,231	3,370
FNMA Series 2003-W14 Class 2A±±	4.81	1-25-2043	93,189	95,241
FNMA Series 2003-W8 Class 4A±±	4.80	11-25-2042	52,600	50,996
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	539,968	540,838
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	172,366	179,197
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2005-W4 Class 3A±±	4.83%	6-25-2045	$23,721	$23,348
GNMA	2.00	1-20-2052	13,923,238	11,451,315
GNMA	2.00	3-20-2052	32,032,638	26,341,778
GNMA	2.50	12-20-2051	11,891,762	10,164,275
GNMA	2.50	3-20-2052	14,152,702	12,096,364
GNMA	2.50	4-20-2052	19,220,724	16,427,981
GNMA%%	2.50	12-19-2054	19,400,000	16,572,816
GNMA	2.50	8-20-2051	40,782,221	34,867,629
GNMA	2.50	9-20-2051	17,714,923	15,141,632
GNMA	2.50	5-20-2052	30,984,380	26,483,981
GNMA	3.00	11-20-2045	974,552	879,341
GNMA	3.00	4-20-2051	4,434,844	3,937,541
GNMA	3.00	4-20-2052	10,518,492	9,327,036
GNMA	3.00	5-20-2052	61,494,286	54,510,797
GNMA	3.00	6-20-2052	5,602,551	4,966,309
GNMA	3.50	9-20-2047	545,004	503,169
GNMA	3.50	12-20-2047	1,175,488	1,086,413
GNMA	3.50	8-20-2052	12,517,643	11,447,891
GNMA%%	3.50	12-19-2054	9,625,000	8,799,087
GNMA	3.50	4-20-2052	13,887,421	12,700,644
GNMA	3.50	5-20-2052	5,167,363	4,725,774
GNMA	3.50	9-20-2052	19,193,581	17,553,273
GNMA	4.00	12-20-2047	634,714	604,685
GNMA	4.00	11-20-2052	12,566,649	11,820,743
GNMA	4.50	8-20-2049	212,293	206,471
GNMA	4.50	7-20-2052	10,508,533	10,161,294
GNMA	4.50	9-20-2052	6,881,042	6,651,543
GNMA	4.50	3-20-2053	17,259,281	16,675,103
GNMA%%	4.50	12-19-2054	9,215,000	8,891,242
GNMA	5.00	7-20-2040	170,488	172,492
GNMA	5.00	9-20-2052	8,243,258	8,139,441
GNMA	5.00	6-20-2053	15,068,918	14,874,484
GNMA%%	5.00	12-15-2054	16,040,000	15,806,971
GNMA	5.00	4-20-2053	4,922,297	4,860,301
GNMA	5.00	8-20-2053	8,041,451	7,932,838
GNMA	5.00	4-20-2054	12,986,054	12,807,821
GNMA	5.00	11-20-2054	162,325,000	160,055,351
GNMA	5.50	12-20-2052	13,780,550	13,823,490
GNMA	5.50	4-20-2053	15,647,704	15,706,423
GNMA	5.50	8-20-2054	19,589,499	19,619,967
GNMA	5.50	9-20-2054	74,339,053	74,447,079
GNMA%%	5.50	12-15-2054	28,090,000	28,114,530
GNMA%%	6.00	12-15-2054	111,750,000	112,871,963
GNMA%%	6.50	12-15-2054	35,495,000	36,089,572
GNMA	7.50	12-15-2029	144	145
GNMA Series 2008-22 Class XMƒ±±	1.31	2-16-2050	271,054	3,316
Total agency securities (Cost $2,651,287,468)				2,634,028,827
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 10.41%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55%	5-25-2039	$4,450,971	$4,529,676
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	17,926,679	18,275,469
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	6,340,160	6,278,666
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,489,196
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,729,516
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,682,633
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.02	4-15-2031	3,000,000	3,005,425
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,749,686	2,518,452
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	14,495,000	14,281,444
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,011,870
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	9,637,989	9,614,569
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	6.42	11-16-2038	5,475,000	5,461,370
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,176,683
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	2,115,344	2,137,614
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,185,537
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,508,575
Blue Stream Issuer LLC Series 2024-1A Class B144A	6.04	11-20-2054	2,350,000	2,366,917
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,200,000	19,147,304
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	5,040,000	5,091,488
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.87	8-19-2038	3,622,824	3,597,852
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	6,251,650	5,958,234
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.23	4-20-2034	1,500,000	1,496,945
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,711,788
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	6,500,000	6,565,762
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,295,468
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,400,000	1,317,436
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	335,485
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	222,763	221,514
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	13,917,186	14,016,673
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,795,000	1,796,993
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	15,850,000	15,596,875
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	12,000,000	11,744,492
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,057,500	12,004,603
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	2,745,117	2,472,062
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	5.85%	1-27-2070	$2,147,023	$2,141,601
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,350,586	12,335,374
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.65	10-25-2056	295,844	294,737
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,314,433
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	10,917,392	10,950,147
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	7,798,202	7,911,914
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	4,157,229	4,252,953
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	7,248,492	7,369,430
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	5,574,191	5,569,557
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,318,142	1,252,930
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,386,081
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,142,592
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	8,365,000	8,707,137
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	5,999,000	5,985,668
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	9,615,000	9,058,039
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	4,000,000	4,016,321
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	7,151,888	7,248,379
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	6,890,597	7,109,392
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	12,595,000	12,922,523
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.52	11-16-2036	3,000,000	2,967,479
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,563,265
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.53	9-1-2026	7,076,000	7,135,921
Hertz Vehicle Financing III LLC Series 2022-1A Class B144A	2.19	6-25-2026	2,450,000	2,416,778
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,732,420
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,061,012
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	1,796,667	1,790,879
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	3,390,951	3,318,547
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,871,040
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	7.33	10-20-2034	4,400,000	4,412,032
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,914,000	4,391,195
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,355,875	2,311,005
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	8,201,251	8,230,088
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,940,855
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	10,000,000	9,818,873
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04%	9-20-2027	$7,000,000	$7,011,706
MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2144A	6.56	4-20-2053	5,928,000	6,080,394
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.96	2-19-2037	14,147,768	14,090,418
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.81	2-19-2037	8,750,000	8,513,557
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	5.57	7-15-2036	1,865,541	1,859,724
MNR ABS Issuer I LLC‡	8.12	12-15-2038	7,230,989	7,330,777
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,245,037
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,144,500	22,609,789
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,720,000	7,112,201
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	3,347,859
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,577,366
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,373,000	5,109,127
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	3,158,202
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,904,479	4,650,632
Octane Receivables Trust Series 2021-1A Class B144A	1.53	4-20-2027	2,020,466	2,000,845
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	1,316,069	1,316,465
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	1,143,637	1,148,575
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,071,854
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,220,000	1,167,791
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	9,068,963
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	881,318	870,899
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	946,156	948,290
Pagaya AI Debt Trust Series 2023-5 Class B144A	7.63	4-15-2031	1,799,985	1,809,066
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	8,692,770	8,746,349
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	8.37	7-15-2034	8,500,000	8,482,642
PFS Financing Corp. Series 2022-C Class B144A	4.39	5-15-2027	11,913,000	11,861,468
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,586,144
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	21,455,000	21,593,786
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,900,000	1,888,428
PRET LLC Series 2024-NPL3 Class A1144A±±	7.52	4-27-2054	5,163,051	5,208,524
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	10,234,350	10,766,481
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11%	11-25-2043	$19,521,084	$19,850,205
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	6,418,345	6,445,453
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	15,985,793
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,244,765
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	8,862,199	9,127,684
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	8,792,446	9,017,697
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,687	4,008,187
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	3,606,407	3,484,879
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	5,953,257
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	11,142,342	11,340,739
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,760,821	2,385,708
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,332,375	2,350,042
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.30	12-17-2068	2,771,404	2,758,345
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	10,600,000	10,710,768
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.47	4-15-2030	10,340,000	10,354,100
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,612,083	1,482,618
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,520,462
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.16	11-15-2038	1,078,557	1,065,308
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	6,947,500	7,046,070
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	8,500,000	8,360,247
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,200,000	2,174,762
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,966,752
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,062,867
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	413,655
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	20,000,000	20,043,104
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	8,012,264	8,024,917
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,796,364
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.26	2-15-2039	1,222,893	1,216,060
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,175,000	7,169,403
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	2,340,000	2,275,244
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	6.52	1-15-2031	250,000	250,172
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Vertical Bridge Holdings LLC Series 2020-2A Class B144A	3.23%	9-15-2050	$5,000,000	$4,882,376
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	532,123	458,890
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	5,036,074	4,903,485
Wingstop Funding LLC Series 2024-1A Class A2144A%%	5.86	12-5-2054	9,500,000	9,636,281
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	7.57	7-15-2029	7,450,000	7,478,434
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,760,100	4,344,976
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	33,625,000	34,519,785
Total asset-backed securities (Cost $918,547,814)				920,898,396

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	0
Total common stocks (Cost $0)		0

			Principal
Corporate bonds and notes: 19.20%
Basic materials: 0.38%
Chemicals: 0.33%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	$7,990,000	5,537,333
Solvay Finance America LLC144A	5.85	6-4-2034	19,750,000	20,515,854
Westlake Corp.	1.63	7-17-2029	2,750,000	2,731,210
				28,784,397
Mining: 0.05%
Glencore Funding LLC144A	3.38	9-23-2051	6,715,000	4,673,623
Communications: 1.41%
Internet: 0.37%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	2,828,779
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	10,521,302
Uber Technologies, Inc.144A	4.50	8-15-2029	19,440,000	18,947,960
				32,298,041
Media: 0.81%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	17,000,000	14,174,484
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	9,860,000	6,301,905
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	8,910,000	6,062,310
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	19,550,000	13,745,455
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	13,853,000	14,252,688
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Sirius XM Radio, Inc.144A	5.50%	7-1-2029	$10,995,000	$10,745,528
Time Warner Cable LLC	5.50	9-1-2041	7,605,000	6,696,478
				71,978,848
Telecommunications: 0.23%
AT&T, Inc.	3.55	9-15-2055	12,565,000	8,929,127
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	516,250	515,598
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	10,689,000	10,753,628
				20,198,353
Consumer, cyclical: 3.32%
Airlines: 0.66%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	8,260,000	8,246,238
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,752,722	4,544,483
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,986,235	2,773,629
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	27,175,000	26,991,822
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	12,555,400	12,661,870
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	2,928,083	3,027,682
				58,245,724
Auto manufacturers: 1.41%
BMW U.S. Capital LLC144A	4.85	8-13-2031	11,165,000	11,108,490
Ford Motor Co.	3.25	2-12-2032	18,765,000	16,005,848
Ford Motor Co.	6.10	8-19-2032	9,740,000	9,937,293
Ford Motor Credit Co. LLC	4.00	11-13-2030	13,000,000	11,904,884
General Motors Financial Co., Inc.	5.45	9-6-2034	14,500,000	14,499,240
General Motors Financial Co., Inc.	5.85	4-6-2030	15,005,000	15,547,273
Hyundai Capital America144A	1.30	1-8-2026	4,405,000	4,237,392
Hyundai Capital America144A	4.75	9-26-2031	20,255,000	19,911,280
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	4,012,254
Hyundai Capital America144A	5.30	1-8-2029	7,960,000	8,069,992
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,310,247
Toyota Motor Credit Corp.	4.55	8-9-2029	6,835,000	6,830,298
				124,374,491
Entertainment: 0.40%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	684,325
Warnermedia Holdings, Inc.	4.28	3-15-2032	14,345,000	12,944,578
Warnermedia Holdings, Inc.	5.14	3-15-2052	27,285,000	21,933,197
				35,562,100
Leisure time: 0.11%
Sabre Global, Inc.144A	10.75	11-15-2029	9,358,212	9,437,763
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging: 0.11%
Las Vegas Sands Corp.	6.20%	8-15-2034	$9,370,000	$9,625,067
Retail: 0.33%
Group 1 Automotive, Inc.144A	6.38	1-15-2030	2,235,000	2,260,220
Kohl’s Corp.	4.63	5-1-2031	5,025,000	4,062,413
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	10,250,000	9,860,513
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,145,000	3,956,290
Sonic Automotive, Inc.144A	4.63	11-15-2029	6,710,000	6,308,043
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	3,050,000	3,220,227
				29,667,706
Toys/games/hobbies: 0.30%
Mattel, Inc.144A	5.88	12-15-2027	26,340,000	26,404,270
Consumer, non-cyclical: 1.72%
Agriculture: 0.12%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,098,261
BAT Capital Corp.	4.76	9-6-2049	9,570,000	8,137,678
Reynolds American, Inc.	7.00	8-4-2041	465,000	513,452
				10,749,391
Commercial services: 0.60%
Ashtead Capital, Inc.144A	5.55	5-30-2033	12,205,000	12,290,955
CoreCivic, Inc.	8.25	4-15-2029	2,000,000	2,124,010
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,316,403
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,242,482
Global Payments, Inc.	5.95	8-15-2052	17,225,000	17,596,121
Service Corp. International	5.75	10-15-2032	4,595,000	4,577,969
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	5,204,157
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	910,006
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	920,046
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,637,566
				52,819,715
Food: 0.11%
Kroger Co.	5.65	9-15-2064	10,225,000	10,078,625
Healthcare-products: 0.18%
Danaher Corp.	2.50	3-30-2030	15,000,000	15,680,446
Healthcare-services: 0.50%
Elevance Health, Inc.	5.85	11-1-2064	11,835,000	12,184,473
UnitedHealth Group, Inc.	5.15	7-15-2034	13,665,000	13,907,132
UnitedHealth Group, Inc.	5.63	7-15-2054	17,400,000	18,051,719
				44,143,324
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.21%
Viatris, Inc.	4.00%	6-22-2050	$26,732,000	$19,166,367
Energy: 1.82%
Oil & gas: 0.96%
Apache Corp.	5.10	9-1-2040	12,715,000	11,178,752
Apache Corp.	5.25	2-1-2042	13,963,000	12,243,737
BP Capital Markets America, Inc.	5.23	11-17-2034	11,910,000	12,086,446
ConocoPhillips Co.%%	5.50	1-15-2055	8,500,000	8,560,686
ConocoPhillips Co.%%	5.65	1-15-2065	3,975,000	4,022,459
Devon Energy Corp.	5.25	10-15-2027	1,672,000	1,675,989
EOG Resources, Inc.	5.65	12-1-2054	13,140,000	13,523,037
Expand Energy Corp.	5.38	3-15-2030	15,500,000	15,387,920
Occidental Petroleum Corp.	6.05	10-1-2054	6,820,000	6,736,541
				85,415,567
Pipelines: 0.86%
Boardwalk Pipelines LP	3.40	2-15-2031	5,525,000	5,024,398
DT Midstream, Inc.144A%%	5.80	12-15-2034	9,160,000	9,321,698
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,802,649
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	6,325,000	6,327,910
Enterprise Products Operating LLC	5.55	2-16-2055	10,505,000	10,717,559
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,454,014
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,226,452
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	966,958
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	16,250,000	16,125,142
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	11,684,788
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,520,000	5,049,260
				75,700,828
Financial: 7.14%
Banks: 3.14%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	4,765,000	4,786,854
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	16,330,000	16,320,096
Bank of America Corp. (U.S. SOFR 3 Month+0.90%)±	2.02	2-13-2026	5,175,000	5,143,946
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,082,085
Bank of America Corp. Series N (U.S. SOFR+1.22%)±	2.65	3-11-2032	7,910,000	6,918,904
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,720,000	4,880,197
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	8,785,000	8,871,362
HSBC USA, Inc.	5.63	3-17-2025	3,695,000	3,703,149
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	14,465,000	13,224,310
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	13,975,000	14,074,833
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,258,923
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	7,260,000	7,347,966
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	17,530,000	17,342,225
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	9,360,000	9,575,637
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	3,275,000	3,134,759
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.20%)±	2.51%	10-20-2032	$7,080,000	$6,054,174
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,235,000	7,287,657
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	12,525,000	10,356,729
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,353,612
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	12,983,556
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	9,225,000	9,315,432
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,682,351
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	17,265,000	17,078,396
National Securities Clearing Corp.144A	5.00	5-30-2028	5,165,000	5,231,532
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	19,355,000	21,475,800
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	5,605,000	5,805,288
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	12,850,000	13,414,783
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	8,085,000	7,246,741
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,955,784
				277,907,081
Diversified financial services: 0.73%
Aircastle Ltd.144A	5.95	2-15-2029	25,850,000	26,630,902
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	28,710,000	30,763,685
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	6,730,889
				64,125,476
Insurance: 1.63%
Arthur J Gallagher & Co.	5.75	7-15-2054	4,700,000	4,835,443
Arthur J Gallagher & Co.	6.75	2-15-2054	5,095,000	5,921,623
Athene Global Funding	0.37	9-10-2026	5,600,000	5,662,326
Cincinnati Financial Corp.	6.13	11-1-2034	6,850,000	7,353,208
CNO Financial Group, Inc.	6.45	6-15-2034	10,026,000	10,553,712
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	12,107,629
Lincoln National Corp.	4.35	3-1-2048	4,645,000	3,781,544
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	12,859,000	12,631,351
Metropolitan Life Global Funding I144A	5.15	3-28-2033	13,435,000	13,649,301
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	1,668,000	1,480,075
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	17,534,000	12,523,855
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	12,310,000	11,422,241
Pine Street Trust III144A	6.22	5-15-2054	16,645,000	17,640,716
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	3,720,000	3,582,120
Reinsurance Group of America, Inc.	6.00	9-15-2033	6,472,000	6,836,595
Sammons Financial Group, Inc.144A	4.75	4-8-2032	2,080,000	1,939,658
Transatlantic Holdings, Inc.	8.00	11-30-2039	6,994,000	8,872,629
Unum Group144A	4.05	8-15-2041	4,513,000	3,698,673
				144,492,699
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies: 0.09%
Ares Capital Corp.	2.88%	6-15-2028	$8,835,000	$8,138,226
REITS: 1.55%
Brandywine Operating Partnership LP	8.30	3-15-2028	7,370,000	7,778,888
EPR Properties	3.60	11-15-2031	10,560,000	9,322,397
EPR Properties	3.75	8-15-2029	16,731,000	15,556,896
Essential Properties LP	2.95	7-15-2031	22,093,000	19,044,934
Iron Mountain, Inc.144A	4.50	2-15-2031	6,000,000	5,588,612
Omega Healthcare Investors, Inc.	3.63	10-1-2029	13,750,000	12,829,668
Omega Healthcare Investors, Inc.	4.75	1-15-2028	6,847,000	6,799,929
Piedmont Operating Partnership LP	2.75	4-1-2032	4,390,000	3,526,204
Piedmont Operating Partnership LP	9.25	7-20-2028	11,353,000	12,531,289
Realty Income Corp.	5.13	7-6-2034	7,700,000	9,194,664
Sabra Health Care LP	5.13	8-15-2026	21,040,000	21,055,764
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,162,674
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	9,557,000	7,909,781
				137,301,700
Industrial: 0.70%
Aerospace/defense: 0.28%
Boeing Co.	5.81	5-1-2050	10,850,000	10,374,247
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	13,045,000	14,491,715
				24,865,962
Building materials: 0.06%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,927,168
Electronics: 0.05%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,208,753
Packaging & containers: 0.13%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	12,000,000	11,953,017
Trucking & leasing: 0.18%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	11,180,000	11,547,766
GATX Corp.	4.00	6-30-2030	4,405,000	4,212,719
				15,760,485
Technology: 0.45%
Computers: 0.07%
Kyndryl Holdings, Inc.	2.05	10-15-2026	6,473,000	6,146,868
Semiconductors: 0.20%
Entegris, Inc.144A	4.75	4-15-2029	11,500,000	11,147,014
Intel Corp.	5.60	2-21-2054	6,795,000	6,442,122
				17,589,136
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 0.18%
Cloud Software Group, Inc.144A	8.25%	6-30-2032		$10,000,000	$10,418,863
Oracle Corp.	3.85	4-1-2060		7,235,000	5,279,319
					15,698,182
Utilities: 2.26%
Electric: 1.95%
Appalachian Power Co.	5.65	4-1-2034		11,305,000	11,697,210
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		15,560,000	15,942,776
Duke Energy Corp.	3.10	6-15-2028		2,600,000	2,764,133
Duke Energy Corp.	3.85	6-15-2034		7,400,000	7,941,234
Duke Energy Indiana LLC	5.40	4-1-2053		8,165,000	8,220,831
Entergy Louisiana LLC	5.15	9-15-2034		12,660,000	12,761,822
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		11,345,000	11,730,231
Eversource Energy	5.50	1-1-2034		20,360,000	20,691,047
Indianapolis Power & Light Co.144A	5.70	4-1-2054		6,970,000	7,235,271
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		12,650,000	13,073,164
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		16,845,000	16,950,799
Southern California Edison Co.	3.65	2-1-2050		1,655,000	1,256,078
Southern California Edison Co.	5.75	4-15-2054		9,175,000	9,547,722
Southwestern Public Service Co.	6.00	6-1-2054		5,485,000	5,849,339
Vistra Operations Co. LLC144A	3.70	1-30-2027		27,750,000	27,074,677
					172,736,334
Gas: 0.31%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		14,390,000	15,400,506
Southern California Gas Co.	5.75	6-1-2053		11,125,000	11,676,627
					27,077,133
Total corporate bonds and notes (Cost $1,675,647,482)					1,697,932,866
Foreign corporate bonds and notes: 4.52%
Communications: 1.09%
Internet: 0.17%
United Group BV144A	6.50	10-31-2031	EUR	14,100,000	14,990,688
Media: 0.06%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	3,469,883	3,096,610
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	2,384,952
					5,481,562
Telecommunications: 0.86%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	6,110,000	8,295,966
Eutelsat SA	1.50	10-13-2028	EUR	5,600,000	4,535,163
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,129,786
Optics Bidco SpA	1.63	1-18-2029	EUR	5,824,000	5,663,103
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88%	5-27-2026	EUR	2,800,000	$2,758,700
Tele2 AB	0.75	3-23-2031	EUR	15,400,000	14,340,420
Telecom Italia SpA	1.63	1-18-2029	EUR	3,376,000	3,327,788
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,498,555
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	7,000,000	7,979,780
Vmed O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	10,500,000	11,209,825
Zegona Finance PLC144A	6.75	7-15-2029	EUR	10,130,000	11,360,546
					76,099,632
Consumer, cyclical: 0.54%
Auto manufacturers: 0.06%
Stellantis NV	2.00	3-20-2025	EUR	1,800,000	1,895,545
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	3,530,000	3,581,993
					5,477,538
Auto parts & equipment: 0.04%
Forvia SE	7.25	6-15-2026	EUR	3,262,000	3,572,971
Entertainment: 0.38%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	6,990,000	7,165,079
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	2,000,000	2,259,014
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	5,640,000	6,256,998
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	6,885,000	7,658,569
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,583,539
Universal Music Group NV	4.00	6-13-2031	EUR	7,300,000	8,134,530
					33,057,729
Leisure time: 0.06%
TUI AG	5.88	3-15-2029	EUR	5,030,000	5,554,646
Consumer, non-cyclical: 0.72%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,351,078
Beverages: 0.05%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,083,483
Commercial services: 0.38%
Nexi SpA	2.13	4-30-2029	EUR	10,500,000	10,467,844
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	13,000,000	14,041,376
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	6,000,000	6,776,584
Verisure Holding AB144A	9.25	10-15-2027	EUR	2,020,000	2,241,366
					33,527,170
Food: 0.11%
Iceland Bondco PLC	10.88	12-15-2027	GBP	6,930,000	9,331,858
Sigma Holdco BV144A	5.75	5-15-2026	EUR	856,276	894,377
					10,226,235
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Healthcare-services: 0.06%
Ephios Subco 3 SARL	7.88%	1-31-2031	EUR	5,000,000	$5,740,829
Pharmaceuticals: 0.06%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	5,000,000	4,999,746
Energy: 0.17%
Oil & gas: 0.17%
Aker BP ASA	1.13	5-12-2029	EUR	4,000,000	3,876,834
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	6,200,000	6,508,572
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	4,500,000	4,621,509
					15,006,915
Financial: 0.94%
Banks: 0.76%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	4,300,000	4,436,103
Banco BPM SpA	0.88	7-15-2026	EUR	4,500,000	4,632,741
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	5,100,000	5,816,804
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,186,607
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,241,383
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	7,000,000	7,923,546
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	6,664,614
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	11,000,000	11,544,961
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	5,618,066
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	6,730,023
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	5,685,120
					67,479,968
Diversified financial services: 0.09%
Sherwood Financing PLC	4.50	11-15-2026	EUR	7,338,000	7,699,178
Insurance: 0.04%
AXA SA	3.63	1-10-2033	EUR	2,950,000	3,292,510
Real estate: 0.05%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	4,750,000	4,806,696
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75%	1-22-2033	EUR	10,350,000	$9,192,303
Industrial: 0.38%
Engineering & construction: 0.27%
Bouygues SA	4.63	6-7-2032	EUR	10,000,000	11,573,838
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	7,800,000	7,527,828
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	4,800,000	4,728,307
					23,829,973
Machinery-diversified: 0.04%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.43	7-15-2029	EUR	3,625,000	3,700,473
Packaging & containers: 0.07%
OI European Group BV	6.25	5-15-2028	EUR	5,750,000	6,312,860
Technology: 0.21%
Computers: 0.21%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	6,025,000	6,387,608
Teleperformance SE	5.75	11-22-2031	EUR	10,300,000	11,698,857
					18,086,465
Utilities: 0.37%
Electric: 0.24%
Enel Finance International NVøø	0.75	6-17-2030	EUR	4,000,000	3,758,385
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,520,153
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,734,732
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,324,090
					21,337,360
Gas: 0.13%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	8,161,659
Snam SpA	0.63	6-30-2031	EUR	3,200,000	2,892,112
					11,053,771
Total foreign corporate bonds and notes (Cost $398,561,100)					399,961,779
Foreign government bonds: 3.91%
Australia: 0.29%
Australia	2.75	11-21-2028	AUD	41,635,000	25,987,081
Brazil: 0.44%
Brazil	10.00	1-1-2029	BRL	264,000,000	39,045,979
France: 0.97%
French Republic144A	2.75	2-25-2029	EUR	79,965,000	85,507,720
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Indonesia: 0.20%
Indonesia	6.88%	4-15-2029	IDR	275,000,000,000	$17,388,782
Malaysia: 0.18%
Malaysia	3.88	3-14-2025	MYR	69,575,000	15,680,617
South Africa: 0.72%
Republic of South Africa	8.00	1-31-2030	ZAR	1,199,000,000	64,062,022
United Kingdom: 1.11%
U.K. Gilts	3.25	1-31-2033	GBP	82,595,000	98,331,597
Total foreign government bonds (Cost $356,608,210)					346,003,798

	Shares
Investment companies: 0.14%
Exchange-traded funds: 0.14%
SPDR Portfolio High Yield Bond ETF	502,807	12,032,171
Total investment companies (Cost $11,408,691)		12,032,171

			Principal
Loans: 0.24%
Communications: 0.02%
Media: 0.02%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.85	8-2-2027	$1,434,662	1,446,239
Consumer, cyclical: 0.02%
Airlines: 0.01%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.63	4-20-2028	1,108,100	1,143,050
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	900,000	859,599
Consumer, non-cyclical: 0.08%
Healthcare-services: 0.08%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.34	7-1-2031	7,481,250	7,196,963
Financial: 0.12%
Insurance: 0.12%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.94	12-23-2026	10,792,765	10,796,111
Total loans (Cost $21,492,208)				21,441,962
Municipal obligations: 0.07%
Illinois: 0.05%
GO revenue: 0.02%
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2025	1,820,000	1,814,483
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.03%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00%	12-15-2051	$765,000	$226,634
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AGM Insured)¤	0.00	6-15-2026	1,975,000	1,880,224
				2,106,858
				3,921,341
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,871,672
Total municipal obligations (Cost $5,759,938)				5,793,013
Non-agency mortgage-backed securities: 5.47%
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	3,051,762	3,029,733
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.47	4-25-2045	475,544	405,311
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	626,949	591,314
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	10,580,016	10,552,577
BAHA Trust Series 2024-MAR Class B144A±±%%	7.07	12-10-2029	7,000,000	7,108,082
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	1,085,000	1,143,666
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	14,947,225
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	12,961,043
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.59	5-15-2055	21,565,000	20,485,370
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	7,705,000	7,774,431
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,170,368
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	326,385	321,588
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.30	11-15-2028	13,250,000	13,117,655
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,552,980
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.62	10-15-2036	3,680,000	3,661,668
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.62	10-15-2036	9,836,000	9,774,525
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	950,265
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.25	2-15-2041	10,995,000	10,868,283
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	991,181
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	5,245,378	4,892,129
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,155,277	1,102,799
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	1,375,022	1,391,431
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	5,156,785	5,248,157
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16%	4-25-2067	$4,953,380	$4,927,812
COMM Mortgage Trust Series 2015-3BP Class A144A	3.18	2-10-2035	7,295,000	7,076,150
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,710,076
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	506,915	453,119
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	1,070,236	1,000,466
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,435,909	3,674,835
CSMLT Trust Series 2015-1 Class B4144A±±	3.81	5-25-2045	2,160,736	2,008,220
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	13,810,000	14,005,765
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.60	6-10-2037	3,015,000	3,049,000
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,320,148	2,006,555
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	25,012,730	23,756,256
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A♦	3.50	11-25-2074	12,000,000	11,260,048
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	3
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.71	1-25-2030	4,189,941	4,099,151
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,309,206	1,253,900
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	1,048,323	1,031,619
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	945,876
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	500,000	433,558
GS Mortgage-Backed Securities Corp. Trust Series 2019- PJ2 Class A4144A±±	4.00	11-25-2049	142,810	133,958
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	12,876,231	12,451,803
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	9,671,006	9,727,420
Homeward Opportunities Fund Trust Series 2020-2 Class A2144A±±	2.64	5-25-2065	99,820	99,172
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	605,292	559,716
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,203,628	1,032,003
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,961,097	3,297,299
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	17,223,000	14,631,125
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.76	11-15-2045	2,944,915	2,487,926
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.34	7-25-2043	3,616,907	2,742,726
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.42	6-25-2029	1,215,000	1,110,982
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,043,094	933,550
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01%	1-26-2065	$657,439	$613,115
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,364,345
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,298,155	1,207,375
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	2,095,367	1,949,730
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	5,964,339	5,728,750
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,103,391
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,424,361
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,205,762
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,858,125
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,561,002
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,749,961	2,570,216
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,429,032	1,280,668
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	4,404,713	4,377,870
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.67	1-15-2036	8,160,000	7,772,400
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.21	10-15-2036	1,840,188	1,830,987
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	6.96	10-19-2036	6,165,000	6,165,000
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	11,794,482	11,808,493
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	13,754,038	13,631,816
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	8,528,890	8,628,473
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,764,256
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	484,350	461,179
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	15,030,000	15,175,630
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	6,636,069	6,742,933
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.53	1-5-2043	1,927,000	1,441,192
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,448,584	4,387,654
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.55	11-25-2046	4,278,113	3,888,132
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	6.85	4-15-2037	8,860,000	8,788,026
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.56	10-15-2041	6,460,000	6,493,306
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,792,795	1,553,209
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.77	11-25-2060	183,789	183,087
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75%	6-25-2057	$489,717	$473,950
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,501,920
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,148,870
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	6,485,563	6,143,227
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A♦±±	6.10	11-25-2064	6,375,000	6,374,886
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,831,138	1,601,283
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,080,282
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.51	2-15-2032	2,160,072	2,159,410
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,433,954	1,326,316
Verus Securitization Trust Series 2022-4 Class A1144A±±	4.47	4-25-2067	3,561,192	3,535,743
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	6,642,518	6,449,163
Total non-agency mortgage-backed securities (Cost $493,691,112)				483,697,403
U.S. Treasury securities: 15.26%
U.S. Treasury Bonds	1.88	11-15-2051	29,015,000	17,284,326
U.S. Treasury Bonds	2.25	8-15-2049	87,775,000	58,154,366
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	36,037,315
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	25,541,383
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	52,189,896
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	39,058,078
U.S. Treasury Bonds	4.00	11-15-2052	13,110,000	12,223,539
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	21,855,050
U.S. Treasury Bonds	4.25	8-15-2054	49,965,000	48,864,209
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	60,169,230
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	108,464,955
U.S. Treasury Bonds	4.63	5-15-2054	137,060,000	142,478,153
U.S. Treasury Notes	3.50	9-30-2029	97,595,000	95,071,254
U.S. Treasury Notes	3.75	8-15-2027	89,270,000	88,408,684
U.S. Treasury Notes##	4.13	10-31-2026	223,715,000	223,400,401
U.S. Treasury Notes	4.13	10-31-2029	125,690,000	125,876,572
U.S. Treasury Notes%%	4.13	11-30-2029	39,000,000	39,085,313
U.S. Treasury Notes%%	4.13	11-30-2031	29,170,000	29,160,884
U.S. Treasury Notes	4.25	11-15-2034	110,745,000	111,246,813
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,084,827
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	5,218,422
Total U.S. Treasury securities (Cost $1,367,644,015)				1,349,873,670
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 7.81%
Basic materials: 0.31%
Chemicals: 0.24%
Braskem Netherlands Finance BV144A	7.25%	2-13-2033	$7,175,000	$6,917,081
OCI NV144A	6.70	3-16-2033	14,420,000	14,546,040
				21,463,121
Mining: 0.07%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	5,165,000	5,787,270
Communications: 0.12%
Telecommunications: 0.12%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	6,500,000	5,668,722
Nokia OYJ	6.63	5-15-2039	4,845,000	4,973,499
				10,642,221
Consumer, cyclical: 0.34%
Airlines: 0.11%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,270,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	4,750,000	4,754,219
				9,024,219
Auto manufacturers: 0.11%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	10,000,000	9,821,946
Entertainment: 0.08%
GENM Capital Labuan Ltd.144A	3.88	4-19-2031	8,070,000	7,209,982
Leisure time: 0.04%
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	3,655,000	3,700,936
Consumer, non-cyclical: 0.45%
Agriculture: 0.09%
Viterra Finance BV144A	4.90	4-21-2027	7,870,000	7,819,256
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,218,883
Pharmaceuticals: 0.35%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	31,285,000	30,926,838
Energy: 1.48%
Oil & gas: 1.11%
Aker BP ASA144A	5.13	10-1-2034	20,815,000	20,138,259
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	10,060,000	10,455,982
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	8,115,000	7,855,542
Eni SpA144A	5.95	5-15-2054	17,465,000	17,747,212
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Petroleos Mexicanos	6.70%	2-16-2032	$4,310,000	$3,819,114
TotalEnergies Capital SA	5.43	9-10-2064	17,835,000	17,510,160
Woodside Finance Ltd.144A	3.65	3-5-2025	9,880,000	9,840,986
Woodside Finance Ltd.	5.70	9-12-2054	10,815,000	10,676,214
				98,043,469
Pipelines: 0.37%
Enbridge, Inc.	5.95	4-5-2054	10,025,000	10,477,414
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	13,950,000	13,554,010
Northriver Midstream Finance LP144A	6.75	7-15-2032	8,080,000	8,279,186
				32,310,610
Financial: 4.19%
Banks: 3.09%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,855,000	1,847,873
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	5,979,525
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	4,979,977
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	8,632,762
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	3,050,000	2,775,329
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	1,900,000	1,981,969
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	8,375,000	8,786,236
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	8,625,000	8,797,457
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	18,705,000	18,897,477
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	1,800,000	1,703,333
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	5,165,000	5,312,755
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,580,000	5,732,440
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	31,510,000	31,448,494
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,712,470
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,800,000	24,456,008
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	11,205,000	11,380,299
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	16,680,000	17,131,445
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	9,550,000	9,607,596
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	8,700,000	7,571,934
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 25

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35%	1-12-2037	$16,365,000	$14,392,140
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	13,950,000	14,346,601
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	3,912,595
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	15,411,834
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	4,625,000	4,603,969
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,729,706
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	8,985,000	7,972,786
UBS Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	4,340,000	4,507,529
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	13,000,000	12,829,805
				273,442,344
Diversified financial services: 0.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,380,000	10,878,353
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	6,870,000	7,123,694
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	3,200,000	3,157,439
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	2,715,000	2,720,007
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	10,335,000	10,578,171
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	1,000,000	1,038,186
Marex Group PLC	6.40	11-4-2029	13,925,000	14,080,426
Unifin Financiera SAB de CV144A	9.88	1-28-2029	2,350,000	119,850
				49,696,126
Insurance: 0.54%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	21,185,000	22,201,838
Intact Financial Corp.144A	5.46	9-22-2032	15,224,000	15,606,526
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,200,000	1,892,221
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	6,065,000	6,224,796
Sompo International Holdings Ltd.	7.00	7-15-2034	1,375,000	1,537,738
				47,463,119
Government securities: 0.11%
Multi-national: 0.11%
African Export-Import Bank144A	3.80	5-17-2031	2,800,000	2,465,389
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,545,382
				10,010,771
Industrial: 0.13%
Engineering & construction: 0.07%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	5,820,000	6,183,610
See accompanying notes to portfolio of investments
26 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 0.06%
SMBC Aviation Capital Finance DAC144A	5.45%	5-3-2028	$5,445,000	$5,531,742
Technology: 0.41%
Semiconductors: 0.41%
Renesas Electronics Corp.144A	2.17	11-25-2026	18,155,000	17,183,455
SK Hynix, Inc.144A	5.50	1-16-2027	18,900,000	19,036,628
				36,220,083
Utilities: 0.27%
Electric: 0.27%
Comision Federal de Electricidad144A	3.35	2-9-2031	17,085,000	14,486,612
Comision Federal de Electricidad144A	3.88	7-26-2033	11,350,000	9,406,821
				23,893,433
Total yankee corporate bonds and notes (Cost $690,885,169)				690,409,979
Yankee government bonds: 1.61%
Argentina: 0.04%
Argentinaøø	0.75	7-9-2030	1,635,821	1,202,752
Argentina	1.00	7-9-2029	206,310	159,679
Argentinaøø	4.13	7-9-2035	1,817,118	1,148,418
Provincia de Cordoba144Aøø	6.88	12-10-2025	890,673	879,540
				3,390,389
Benin: 0.06%
Benin144A	7.96	2-13-2038	5,600,000	5,435,136
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	7,259,000	4,870,789
Colombia: 0.17%
Colombia	3.13	4-15-2031	4,800,000	3,875,981
Colombia	8.00	11-14-2035	10,500,000	10,827,665
				14,703,646
Dominican Republic: 0.07%
Dominican Republic144A	4.50	1-30-2030	1,000,000	929,950
Dominican Republic144A	4.88	9-23-2032	3,300,000	3,018,148
Dominican Republic144A	5.50	2-22-2029	800,000	782,101
Dominican Republic144A	7.05	2-3-2031	1,665,000	1,733,720
				6,463,919
Israel: 0.17%
Israel	5.75	3-12-2054	16,120,000	15,421,391
Ivory Coast: 0.11%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,675,774
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 27

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kenya: 0.08%
Kenya144A	7.00%	5-22-2027	$5,000,000	$4,937,500
Kenya144A	8.25	2-28-2048	2,500,000	2,093,750
				7,031,250
Mexico: 0.23%
Mexico	6.00	5-7-2036	7,495,000	7,306,542
Mexico	6.35	2-9-2035	13,090,000	13,194,835
				20,501,377
Oman: 0.02%
Oman144A	6.25	1-25-2031	1,700,000	1,773,977
Panama: 0.33%
Panama	4.50	1-19-2063	29,730,000	19,186,749
Panama	6.40	2-14-2035	10,110,000	9,726,686
				28,913,435
Romania: 0.27%
Romanian144A	5.75	3-24-2035	15,560,000	14,351,113
Romanian144A	6.38	1-30-2034	9,725,000	9,526,717
				23,877,830
Senegal: 0.01%
Senegal144A	6.25	5-23-2033	750,000	630,285
Total yankee government bonds (Cost $147,258,156)				142,689,198

	Yield	Shares
Short-term investments: 5.63%
Investment companies: 3.66%
Allspring Government Money Market Fund Select Class♠∞##	4.58	323,391,266	323,391,266

				Principal
U.S. Treasury securities: 1.97%
U.S. Treasury Bills☼		4.18	12-24-2024	$175,000,000	174,513,260
Total short-term investments (Cost $497,904,401)					497,904,526
Total investments in securities (Cost $9,236,695,764)	104.05%				9,202,667,588
Other assets and liabilities, net	(4.05)				(357,940,009)
Total net assets	100.00%				$8,844,727,579

See accompanying notes to portfolio of investments
28 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AGM	Assured Guaranty Municipal
AUD	Australian dollar
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$303,365,722	$1,637,525,755	$(1,617,500,211)	$0	$0	$323,391,266	323,391,266	$4,021,975
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 29

Portfolio of investments—November 30, 2024 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	25,552,999	AUD	37,300,000	Morgan Stanley, Inc.	12-31-2024	$1,217,945	$0
USD	19,993,848	BRL	110,500,000	Morgan Stanley, Inc.	12-31-2024	1,689,391	0
USD	457,426,607	EUR	409,897,000	Citibank N.A.	12-31-2024	23,729,123	0
USD	6,753,145	EUR	6,200,000	Citibank N.A.	12-31-2024	193,145	0
USD	14,036,832	EUR	13,050,000	Citibank N.A.	12-31-2024	229,089	0
USD	12,433,427	EUR	11,750,000	Morgan Stanley, Inc.	12-31-2024	1,169	0
USD	35,997,269	EUR	34,000,000	Citibank N.A.	12-31-2024	23,074	0
USD	52,804,005	GBP	39,582,500	Citibank N.A.	12-31-2024	2,437,983	0
USD	13,988,163	GBP	10,745,000	Citibank N.A.	12-31-2024	315,886	0
USD	16,477,017	GBP	12,805,000	Citibank N.A.	12-31-2024	183,531	0
USD	41,036,483	GBP	32,500,000	Citibank N.A.	12-31-2024	0	(317,543)
USD	16,501,090	MYR	68,100,000	Morgan Stanley, Inc.	12-31-2024	1,161,180	0
USD	32,798,418	ZAR	573,195,000	Morgan Stanley, Inc.	12-31-2024	1,064,942	0
JPY	695,000,000	USD	4,908,577	Citibank N.A.	1-6-2025	0	(241,673)
						$32,246,458	$(559,216)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	263	3-20-2025	$32,320,708	$33,450,313	$1,129,605	$0
2-Year U.S. Treasury Notes	6,340	3-31-2025	1,302,840,840	1,306,733,444	3,892,604	0
5-Year U.S. Treasury Notes	5,947	3-31-2025	634,759,670	639,906,495	5,146,825	0
Short
10-Year Euro BUND Index	(647)	12-6-2024	(91,206,886)	(92,151,373)	0	(944,487)
2-Year Euro SCHATZ	(357)	12-6-2024	(40,232,203)	(40,393,185)	0	(160,982)
5-Year Euro-BOBL Futures	(774)	12-6-2024	(97,299,113)	(98,028,211)	0	(729,098)
Ultra 10-Year U.S. Treasury Notes	(1,505)	3-20-2025	(171,370,584)	(172,769,297)	0	(1,398,713)
					$10,169,034	$(3,233,280)
See accompanying notes to portfolio of investments
30 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
Allspring Core Plus Bond Fund | 31

Notes to portfolio of investments—November 30, 2024 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
32 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,634,028,827	$0	$2,634,028,827
Asset-backed securities	0	913,567,619	7,330,777	920,898,396
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	1,697,932,866	0	1,697,932,866
Foreign corporate bonds and notes	0	399,961,779	0	399,961,779
Foreign government bonds	0	346,003,798	0	346,003,798
Investment companies	12,032,171	0	0	12,032,171
Loans	0	21,441,962	0	21,441,962
Municipal obligations	0	5,793,013	0	5,793,013
Non-agency mortgage-backed securities	0	483,697,403	0	483,697,403
U.S. Treasury securities	1,334,570,421	15,303,249	0	1,349,873,670
Yankee corporate bonds and notes	0	690,409,979	0	690,409,979
Yankee government bonds	0	142,689,198	0	142,689,198
Short-term investments
Investment companies	323,391,266	0	0	323,391,266
U.S. Treasury securities	174,513,260	0	0	174,513,260
	1,844,507,118	7,350,829,693	7,330,777	9,202,667,588
Forward foreign currency contracts	0	32,246,458	0	32,246,458
Futures contracts	10,169,034	0	0	10,169,034
Total assets	$1,854,676,152	$7,383,076,151	$7,330,777	$9,245,083,080
Liabilities
Forward foreign currency contracts	$0	$559,216	$0	$559,216
Futures contracts	3,233,280	0	0	3,233,280
Total liabilities	$3,233,280	$559,216	$0	$3,792,496
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2024, $18,566,000 was segregated as cash collateral for these open futures contracts.  The Fund also had $32,860,000 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Core Plus Bond Fund | 33